Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities
5. ACCRUED AND OTHER CURRENT LIABILITIES

As of December 30, 2016 and September 30, 2016, accrued and other current liabilities were comprised of:

(in thousands)	December 30, 2016	September 30, 2016
Accrued compensation and employee benefits	$17,078	$34,331
Accrued transportation costs	8,835	12,348
Accrued interest	495	—
Deferred gain on sale of investment	9,088	9,088
Product liability	1,550	1,550
Accrued professional services	6,005	7,038
Accrued restructuring	1,089	1,380
Other	22,035	21,376
Accrued and other current liabilities	$66,175	$87,111

ACCRUED AND OTHER CURRENT LIABILITIES
As of September 30, 2016 and September 25, 2015, accrued and other current liabilities were comprised of:

(in thousands)	September 30, 2016	September 25, 2015
Accrued compensation and employee benefits	$34,331	$31,146
Accrued transportation costs	12,348	13,627
Accrued interest	—	9,890
Deferred gain on sale of investment	9,088	9,121
Product liability	1,550	2,700
Accrued professional services	7,038	6,535
Accrued restructuring	1,380	4,413
Other	21,376	19,840
Accrued and other current liabilities	$87,111	$97,272